UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

This report on Form N-Q relates solely to the Registrant's Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom Income Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, and Investor Freedom 2030 Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2008

1.822342.103

VIPF2005-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.5%
	Shares	Value
Domestic Equity Funds - 37.2%
VIP Contrafund Portfolio Initial Class	21,039	$ 427,082
VIP Equity-Income Portfolio Initial Class	27,799	503,442
VIP Growth & Income Portfolio Initial Class	42,224	499,927
VIP Growth Portfolio Initial Class	15,054	491,524
VIP Mid Cap Portfolio Initial Class	7,387	179,134
VIP Value Portfolio Initial Class	42,487	422,747
VIP Value Strategies Portfolio Initial Class	23,262	175,858
TOTAL DOMESTIC EQUITY FUNDS		2,699,714
International Equity Funds - 8.3%
VIP Overseas Portfolio Initial Class	37,411	598,579
TOTAL EQUITY FUNDS (Cost $4,066,453)		3,298,293
Fixed-Income Funds - 39.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	65,027	$ 362,850
Investment Grade Fixed-Income Funds - 34.8%
VIP Investment Grade Bond Portfolio Initial Class	210,522	2,524,160
TOTAL FIXED-INCOME FUNDS (Cost $3,018,992)		2,887,010
Short-Term Funds - 14.7%

VIP Money Market Portfolio Initial Class (Cost $1,066,193)	1,066,193	1,066,193
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,151,638)		$ 7,251,496
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,251,496	$ 7,251,496	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,151,741. Net unrealized depreciation aggregated $900,245, of which $12,882 related to appreciated investment securities and $913,127 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2008

1.822344.103

VIPF2010-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.1%
	Shares	Value
Domestic Equity Funds - 38.6%
VIP Contrafund Portfolio Initial Class	354,634	$ 7,199,068
VIP Equity-Income Portfolio Initial Class	469,320	8,499,380
VIP Growth & Income Portfolio Initial Class	712,264	8,433,203
VIP Growth Portfolio Initial Class	254,053	8,294,817
VIP Mid Cap Portfolio Initial Class	125,153	3,034,965
VIP Value Portfolio Initial Class	717,462	7,138,752
VIP Value Strategies Portfolio Initial Class	392,545	2,967,642
TOTAL DOMESTIC EQUITY FUNDS		45,567,827
International Equity Funds - 9.5%
VIP Overseas Portfolio Initial Class	697,851	11,165,617
TOTAL EQUITY FUNDS (Cost $73,460,435)		56,733,444
Fixed-Income Funds - 41.1%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	1,059,137	$ 5,909,987
Investment Grade Fixed-Income Funds - 36.1%
VIP Investment Grade Bond Portfolio Initial Class	3,554,616	42,619,840
TOTAL FIXED-INCOME FUNDS (Cost $50,903,216)		48,529,827
Short-Term Funds - 10.8%

VIP Money Market Portfolio Initial Class (Cost $12,769,499)	12,769,499	12,769,499
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $137,133,150)		$ 118,032,770
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 118,032,770	$ 118,032,770	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $137,135,952. Net unrealized depreciation aggregated $19,103,182, of which $30,156 related to appreciated investment securities and $19,133,338 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2008

1.822346.103

VIPF2015-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 41.5%
VIP Contrafund Portfolio Initial Class	191,064	$ 3,878,603
VIP Equity-Income Portfolio Initial Class	250,945	4,544,622
VIP Growth & Income Portfolio Initial Class	383,997	4,546,519
VIP Growth Portfolio Initial Class	136,513	4,457,158
VIP Mid Cap Portfolio Initial Class	67,783	1,643,737
VIP Value Portfolio Initial Class	386,846	3,849,113
VIP Value Strategies Portfolio Initial Class	210,108	1,588,420
TOTAL DOMESTIC EQUITY FUNDS		24,508,172
International Equity Funds - 10.2%
VIP Overseas Portfolio Initial Class	375,260	6,004,159
TOTAL EQUITY FUNDS (Cost $39,663,926)		30,512,331
Fixed-Income Funds - 40.4%
	Shares	Value
High Yield Fixed - Income Funds - 5.7%
VIP High Income Portfolio Initial Class	602,375	$ 3,361,253
Investment Grade Fixed - Income Funds - 34.7%
VIP Investment Grade Bond Portfolio Initial Class	1,705,219	20,445,570
TOTAL FIXED-INCOME FUNDS (Cost $25,086,410)		23,806,823
Short-Term Funds - 7.9%

VIP Money Market Portfolio Initial Class (Cost $4,666,727)	4,666,727	4,666,727
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $69,417,063)		$ 58,985,881
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 58,985,881	$ 58,985,881	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $69,417,406. Net unrealized depreciation aggregated $10,431,525, of which $24,870 related to appreciated investment securities and $10,456,395 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2008

1.822349.103

VIPF2020-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.2%
	Shares	Value
Domestic Equity Funds - 51.6%
VIP Contrafund Portfolio Initial Class	713,244	$ 14,478,852
VIP Equity-Income Portfolio Initial Class	934,482	16,923,472
VIP Growth & Income Portfolio Initial Class	1,432,171	16,956,904
VIP Growth Portfolio Initial Class	508,118	16,590,044
VIP Mid Cap Portfolio Initial Class	253,276	6,141,952
VIP Value Portfolio Initial Class	1,444,122	14,369,010
VIP Value Strategies Portfolio Initial Class	783,981	5,926,898
TOTAL DOMESTIC EQUITY FUNDS		91,387,132
International Equity Funds - 12.6%
VIP Overseas Portfolio Initial Class	1,392,047	22,272,759
TOTAL EQUITY FUNDS (Cost $149,188,233)		113,659,891
Fixed-Income Funds - 34.8%
	Shares	Value
High Yield Fixed - Income Funds - 7.7%
VIP High Income Portfolio Initial Class	2,442,034	13,626,550
Investment Grade Fixed - Income Funds - 27.1%
VIP Investment Grade Bond Portfolio Initial Class	4,001,516	$ 47,978,175
TOTAL FIXED-INCOME FUNDS (Cost $65,312,881)		61,604,725
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $27,000)	27,000	$ 27,000
Short-Term Funds - 1.0%
	Shares
VIP Money Market Portfolio Initial Class (Cost $1,731,588)	1,731,588	1,731,588
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $216,259,702)		$ 177,023,204
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 177,023,204	$ 176,996,204	$ 27,000	$ -
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 19,932
Barclays Capital, Inc.	1,941
ING Financial Markets LLC	5,127
$ 27,000
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $216,260,126. Net unrealized depreciation aggregated $39,236,922, of which $53,035 related to appreciated investment securities and $39,289,957 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2008

1.822350.103

VIPF2025-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.4%
	Shares	Value
Domestic Equity Funds - 55.0%
VIP Contrafund Portfolio Initial Class	78,926	$ 1,602,188
VIP Equity-Income Portfolio Initial Class	103,739	1,878,714
VIP Growth & Income Portfolio Initial Class	158,455	1,876,105
VIP Growth Portfolio Initial Class	56,319	1,838,799
VIP Mid Cap Portfolio Initial Class	27,877	676,012
VIP Value Portfolio Initial Class	159,523	1,587,251
VIP Value Strategies Portfolio Initial Class	87,039	658,018
TOTAL DOMESTIC EQUITY FUNDS		10,117,087
International Equity Funds - 13.4%
VIP Overseas Portfolio Initial Class	154,917	2,478,678
TOTAL EQUITY FUNDS (Cost $16,505,398)		12,595,765
Fixed-Income Funds - 31.6%
	Shares	Value
High Yield Fixed - Income Funds - 7.8%
VIP High Income Portfolio Initial Class	256,948	$ 1,433,771
Investment Grade Fixed - Income Funds - 23.8%
VIP Investment Grade Bond Portfolio Initial Class	364,801	4,373,961
TOTAL FIXED-INCOME FUNDS (Cost $6,188,571)		5,807,732
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $22,693,969)		$ 18,403,497
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,403,497	$ 18,403,497	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $22,694,177. Net unrealized depreciation aggregated $4,290,680, of which $16,848 related to appreciated investment securities and $4,307,528 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2008

1.822347.103

VIPF2030-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.3%
	Shares	Value
Domestic Equity Funds - 63.1%
VIP Contrafund Portfolio Initial Class	282,223	$ 5,729,119
VIP Equity-Income Portfolio Initial Class	363,107	6,575,875
VIP Growth & Income Portfolio Initial Class	568,574	6,731,919
VIP Growth Portfolio Initial Class	199,887	6,526,309
VIP Mid Cap Portfolio Initial Class	102,127	2,476,581
VIP Value Portfolio Initial Class	574,874	5,719,997
VIP Value Strategies Portfolio Initial Class	306,404	2,316,418
TOTAL DOMESTIC EQUITY FUNDS		36,076,218
International Equity Funds - 15.2%
VIP Overseas Portfolio Initial Class	541,941	8,671,060
TOTAL EQUITY FUNDS (Cost $58,707,325)		44,747,278
Fixed-Income Funds - 21.7%
	Shares	Value
High Yield Fixed-Income Funds - 8.5%
VIP High Income Portfolio Initial Class	870,297	$ 4,856,259
Investment Grade Fixed-Income Funds - 13.2%
VIP Investment Grade Bond Portfolio Initial Class	629,287	7,545,152
TOTAL FIXED-INCOME FUNDS (Cost $13,363,684)		12,401,411
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $72,071,009)		$ 57,148,689
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 57,148,689	$ 57,148,689	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $72,071,244. Net unrealized depreciation aggregated $14,922,555, of which $42,308 related to appreciated investment securities and $14,964,863 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2008

1.822341.103

VIPFINC-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.5%
	Shares	Value
Domestic Equity Funds - 18.5%
VIP Contrafund Portfolio Initial Class	22,188	$ 450,423
VIP Equity-Income Portfolio Initial Class	29,222	529,217
VIP Growth & Income Portfolio Initial Class	44,628	528,397
VIP Growth Portfolio Initial Class	15,870	518,170
VIP Mid Cap Portfolio Initial Class	7,844	190,225
VIP Value Portfolio Initial Class	44,962	447,374
VIP Value Strategies Portfolio Initial Class	24,510	185,299
TOTAL EQUITY FUNDS (Cost $3,556,342)		2,849,105
Fixed-Income Funds - 40.0%
	Shares	Value
High Yield Fixed - Income Funds - 4.8%
VIP High Income Portfolio Initial Class	133,787	$ 746,532
Investment Grade Fixed - Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Initial Class	451,651	5,415,299
TOTAL FIXED-INCOME FUNDS (Cost $6,481,709)		6,161,831
Short-Term Funds - 41.5%

VIP Money Market Portfolio Initial Class (Cost $6,381,544)	6,381,544	6,381,544
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $16,419,595)		$ 15,392,480
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 15,392,480	$ 15,392,480	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $16,419,862. Net unrealized depreciation aggregated $1,027,382, of which $7,031 related to appreciated investment securities and $1,034,413 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2008

1.822343.103

VIPFLI-I-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 42.4%
	Shares	Value
Domestic Equity Funds - 33.9%
VIP Contrafund Portfolio Investor Class	24,629	$ 497,989
VIP Equity-Income Portfolio Investor Class	32,306	583,454
VIP Growth & Income Portfolio Investor Class	49,473	583,289
VIP Growth Portfolio Investor Class	17,643	574,109
VIP Mid Cap Portfolio Investor Class	8,708	210,465
VIP Value Portfolio Investor Class	49,577	492,300
VIP Value Strategies Portfolio Investor Class	27,121	203,947
TOTAL DOMESTIC EQUITY FUNDS		3,145,553
International Equity Funds - 8.5%
VIP Overseas Portfolio Investor Class R	49,031	782,048
TOTAL EQUITY FUNDS (Cost $5,131,313)		3,927,601
Fixed-Income Funds - 43.0%
	Shares	Value
High Yield Fixed - Income Funds - 5.1%
VIP High Income Portfolio Investor Class	84,321	$ 468,826
Investment Grade Fixed - Income Funds - 37.9%
VIP Investment Grade Bond Portfolio Investor Class	294,186	3,518,459
TOTAL FIXED-INCOME FUNDS (Cost $4,196,018)		3,987,285
Short-Term Funds - 14.6%

VIP Money Market Portfolio Investor Class (Cost $1,356,532)	1,356,532	1,356,532
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,683,863)		$ 9,271,418
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,271,418	$ 9,271,418	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,683,871. Net unrealized depreciation aggregated $1,412,453, of which $544 related to appreciated investment securities and $1,412,997 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2008

1.822345.103

VIPFLI-II-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.9%
	Shares	Value
Domestic Equity Funds - 43.1%
VIP Contrafund Portfolio Investor Class	57,737	$ 1,167,447
VIP Equity-Income Portfolio Investor Class	74,722	1,349,486
VIP Growth & Income Portfolio Investor Class	115,867	1,366,071
VIP Growth Portfolio Investor Class	41,278	1,343,189
VIP Mid Cap Portfolio Investor Class	20,672	499,654
VIP Value Portfolio Investor Class	115,961	1,151,494
VIP Value Strategies Portfolio Investor Class	62,608	470,813
TOTAL DOMESTIC EQUITY FUNDS		7,348,154
International Equity Funds - 10.8%
VIP Overseas Portfolio Investor Class R	114,913	1,832,862
TOTAL EQUITY FUNDS (Cost $12,293,858)		9,181,016
Fixed-Income Funds - 41.3%
	Shares	Value
High Yield Fixed - Income Funds - 6.7%
VIP High Income Portfolio Investor Class	206,004	$ 1,145,385
Investment Grade Fixed - Income Funds - 34.6%
VIP Investment Grade Bond Portfolio Investor Class	492,800	5,893,882
TOTAL FIXED-INCOME FUNDS (Cost $7,414,845)		7,039,267
Short-Term Funds - 4.8%

VIP Money Market Portfolio Investor Class (Cost $819,733)	819,733	819,733
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,528,436)		$ 17,040,016
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,040,016	$ 17,040,016	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $20,528,571. Net unrealized depreciation aggregated $3,488,555, of which $951 related to appreciated investment securities and $3,489,506 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2008

1.822348.103

VIPFLI-III-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.3%
	Shares	Value
Domestic Equity Funds - 56.3%
VIP Contrafund Portfolio Investor Class	30,116	$ 608,939
VIP Equity-Income Portfolio Investor Class	39,044	705,133
VIP Growth & Income Portfolio Investor Class	60,405	712,179
VIP Growth Portfolio Investor Class	21,480	698,966
VIP Mid Cap Portfolio Investor Class	10,717	259,041
VIP Value Portfolio Investor Class	60,532	601,081
VIP Value Strategies Portfolio Investor Class	32,833	246,906
TOTAL DOMESTIC EQUITY FUNDS		3,832,245
International Equity Funds - 14.0%
VIP Overseas Portfolio Investor Class R	59,935	955,970
TOTAL EQUITY FUNDS (Cost $6,357,071)		4,788,215
Fixed-Income Funds - 29.7%
	Shares	Value
High Yield Fixed - Income Funds - 8.0%
VIP High Income Portfolio Investor Class	97,581	$ 542,552
Investment Grade Fixed - Income Funds - 21.7%
VIP Investment Grade Bond Portfolio Investor Class	123,451	1,476,475
TOTAL FIXED-INCOME FUNDS (Cost $2,154,181)		2,019,027
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $1,420)	1,420	1,420
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,512,672)		$ 6,808,662
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,808,662	$ 6,808,662	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,512,726. Net unrealized depreciation aggregated $1,704,064, of which $2,755 related to appreciated investment securities and $1,706,819 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2008

1.837319.102

VF20-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 17.6%
	Shares	Value
Domestic Equity Funds - 15.9%
Fidelity 130/30 Large Cap Fund	49,805	$ 436,793
Fidelity Contrafund	38,654	2,209,103
Fidelity Disciplined Equity Fund	61,269	1,412,863
Fidelity Equity-Income II Fund	31,979	555,149
Fidelity Fund	268,455	7,965,047
Fidelity Growth Company Fund	12,346	790,992
Fidelity Independence Fund	61,375	1,230,568
Fidelity Leveraged Company Stock Fund	44,165	1,024,193
Fidelity Magellan Fund	29,309	1,847,928
Fidelity Mid-Cap Stock Fund	2,730	58,240
Fidelity Real Estate Investment Portfolio	14,300	362,922
Fidelity Small Cap Growth Fund	9,604	115,253
Fidelity Small Cap Stock Fund	4,955	67,284
Fidelity Small Cap Value Fund	6,607	79,808
Fidelity Stock Selector Fund	50,352	1,146,004
Spartan Extended Market Index Fund Investor Class	55,755	1,759,079
Spartan Total Market Index Fund Investor Class	31,954	1,061,496
VIP Growth & Income Portfolio Investor Class	206,348	2,432,842
VIP Mid Cap Portfolio Investor Class	78	1,874
TOTAL DOMESTIC EQUITY FUNDS		24,557,438
International Equity Funds - 1.7%
Fidelity International Discovery Fund	20,557	616,311
Fidelity International Real Estate Fund	101,499	889,135
Fidelity International Small Cap Opportunities Fund	53,756	490,792
Fidelity International Value Fund	73,068	577,236
Fidelity Overseas Fund	404	13,188
TOTAL INTERNATIONAL EQUITY FUNDS		2,586,662
TOTAL EQUITY FUNDS (Cost $34,900,412)		27,144,100
Fixed-Income Funds - 52.1%
	Shares	Value
Fixed-Income Funds - 52.1%
Fidelity Capital & Income Fund	560,059	$ 4,099,633
Fidelity Floating Rate High Income Fund	381,546	3,376,684
Fidelity High Income Fund	2,239	17,014
Fidelity New Markets Income Fund	281,004	3,686,773
Fidelity Strategic Real Return Fund	130,075	1,220,103
Fidelity U.S. Bond Index Fund	6,315,942	66,633,184
VIP High Income Portfolio Investor Class	219,810	1,222,144
TOTAL FIXED-INCOME FUNDS (Cost $83,573,582)		80,255,535
Money Market Funds - 30.3%

Fidelity Institutional Money Market Portfolio Class I	12,176,943	12,176,943
Fidelity Institutional Prime Money Market Portfolio Class I	34,574,640	34,574,640
TOTAL MONEY MARKET FUNDS (Cost $46,751,583)		46,751,583
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $165,225,577)		$ 154,151,218
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 154,151,218	$ 154,151,218	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $165,227,242. Net unrealized depreciation aggregated $11,076,024, of which $2,731 related to appreciated investment securities and $11,078,755 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2008

1.837320.102

VF50-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.6%
	Shares	Value
Domestic Equity Funds - 41.7%
Fidelity 130/30 Large Cap Fund	158,973	$ 1,394,193
Fidelity Contrafund	211,882	12,109,078
Fidelity Disciplined Equity Fund	351,561	8,107,004
Fidelity Equity-Income II Fund	1,116,242	19,377,968
Fidelity Fund	814,110	24,154,637
Fidelity Growth Company Fund	28,643	1,835,165
Fidelity Independence Fund	199,028	3,990,517
Fidelity Large Cap Stock Fund	299,386	4,149,486
Fidelity Large Cap Value Fund	880,534	10,020,476
Fidelity Leveraged Company Stock Fund	239,190	5,546,805
Fidelity Magellan Fund	40,332	2,542,951
Fidelity Mid Cap Value Fund	520,215	6,695,169
Fidelity Mid-Cap Stock Fund	6,766	144,312
Fidelity Nasdaq Composite Index Fund	12,886	358,608
Fidelity Real Estate Investment Portfolio	112,524	2,855,869
Fidelity Small Cap Growth Fund	430,714	5,168,569
Fidelity Small Cap Stock Fund	10,056	136,565
Fidelity Small Cap Value Fund	2,010	24,279
Fidelity Stock Selector Fund	374,125	8,515,078
Spartan Extended Market Index Fund Investor Class	401,640	12,671,743
Spartan Total Market Index Fund Investor Class	345,382	11,473,590
Spartan U.S. Equity Index Fund Investor Class	50,282	2,083,178
VIP Growth & Income Portfolio Investor Class	869,265	10,248,631
VIP Mid Cap Portfolio Investor Class	202,048	4,883,489
TOTAL DOMESTIC EQUITY FUNDS		158,487,360

	Shares	Value
International Equity Funds - 4.9%
Fidelity International Discovery Fund	249,543	$ 7,481,304
Fidelity International Real Estate Fund	438,866	3,844,462
Fidelity International Small Cap Opportunities Fund	136,579	1,246,967
Fidelity International Value Fund	188,308	1,487,636
Fidelity Overseas Fund	141,995	4,633,288
Spartan International Index Fund Investor Class	1,541	52,673
TOTAL INTERNATIONAL EQUITY FUNDS		18,746,330
TOTAL EQUITY FUNDS (Cost $232,746,872)		177,233,690
Fixed-Income Funds - 42.7%

Fidelity Capital & Income Fund	1,771,353	12,966,304
Fidelity Floating Rate High Income Fund	739,637	6,545,783
Fidelity High Income Fund	3,124	23,741
Fidelity New Markets Income Fund	519,024	6,809,596
Fidelity Strategic Real Return Fund	332,381	3,117,731
Fidelity U.S. Bond Index Fund	12,291,097	129,671,072
VIP High Income Portfolio Investor Class	604,432	3,360,642
TOTAL FIXED-INCOME FUNDS (Cost $169,877,807)		162,494,869
Money Market Funds - 10.7%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $40,950,263)	40,950,263	40,950,263
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $443,574,942)		$ 380,678,822
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 380,678,822	$ 380,678,822	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $443,580,614. Net unrealized depreciation aggregated $62,901,792, of which $9,132 related to appreciated investment securities and $62,910,924 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 60% Portfolio

September 30, 2008

1.856868.101

VIPFM-60-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity 130/30 Large Cap Fund	1,394,795	$ 12,232,355
Fidelity Contrafund	370,725	21,186,913
Fidelity Disciplined Equity Fund	226,772	5,229,370
Fidelity Equity-Income II Fund	1,399,754	24,299,734
Fidelity Fund	1,033,510	30,664,256
Fidelity Growth Company Fund	227,550	14,579,138
Fidelity Independence Fund	599,199	12,013,934
Fidelity Large Cap Value Fund	1,498,500	17,052,936
Fidelity Leveraged Company Stock Fund	401,974	9,321,775
Fidelity Magellan Fund	33,916	2,138,396
Fidelity Mid Cap Value Fund	898,685	11,566,078
Fidelity Real Estate Investment Portfolio	172,652	4,381,915
Fidelity Small Cap Growth Fund	819,217	9,830,600
Fidelity Small Cap Value Fund	650,157	7,853,892
Fidelity Stock Selector Fund	591,952	13,472,822
Fidelity Value Discovery Fund	317,482	4,359,022
Fidelity Value Fund	29,524	1,733,667
Spartan Total Market Index Fund Investor Class	475,648	15,801,030
Spartan U.S. Equity Index Fund Investor Class	96,978	4,017,817
VIP Growth & Income Portfolio Investor Class	977,946	11,529,988
VIP Mid Cap Portfolio Investor Class	347,154	8,390,715
TOTAL DOMESTIC EQUITY FUNDS		241,656,353

	Shares	Value
International Equity Funds - 9.7%
Fidelity Emerging Markets Fund	89,412	$ 1,800,767
Fidelity International Discovery Fund	692,702	20,767,206
Fidelity International Real Estate Fund	810,319	7,098,391
Fidelity International Value Fund	218,738	1,728,030
Fidelity Overseas Fund	493,416	16,100,154
Spartan International Index Fund Investor Class	69,033	2,360,241
TOTAL INTERNATIONAL EQUITY FUNDS		49,854,789
TOTAL EQUITY FUNDS (Cost $352,590,657)		291,511,142
Fixed-Income Funds - 37.6%

Fidelity Capital & Income Fund	2,047,703	14,989,183
Fidelity Floating Rate High Income Fund	896,167	7,931,075
Fidelity High Income Fund	27,186	206,612
Fidelity New Markets Income Fund	623,342	8,178,245
Fidelity Strategic Real Return Fund	415,004	3,892,733
Fidelity U.S. Bond Index Fund	14,473,194	152,692,201
VIP High Income Portfolio Investor Class	733,265	4,076,951
TOTAL FIXED-INCOME FUNDS (Cost $200,315,540)		191,967,000
Money Market Funds - 5.4%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $27,547,374)	27,547,374	27,547,374
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $580,453,571)		$ 511,025,516
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 511,025,516	$ 511,025,516	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $580,467,608. Net unrealized depreciation aggregated $69,442,092, of which $369,905 related to appreciated investment securities and $69,811,997 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2008

1.837321.102

VF70-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.2%
	Shares	Value
Domestic Equity Funds - 57.5%
Fidelity 130/30 Large Cap Fund	151,855	$ 1,331,771
Fidelity Contrafund	222,111	12,693,653
Fidelity Disciplined Equity Fund	341,908	7,884,402
Fidelity Equity-Income II Fund	1,719,406	29,848,893
Fidelity Fund	976,830	28,982,531
Fidelity Growth Company Fund	24,545	1,572,628
Fidelity Independence Fund	133,288	2,672,427
Fidelity Large Cap Stock Fund	1,018,836	14,121,064
Fidelity Large Cap Value Fund	1,464,732	16,668,650
Fidelity Leveraged Company Stock Fund	398,916	9,250,854
Fidelity Magellan Fund	26,919	1,697,269
Fidelity Mid Cap Value Fund	939,893	12,096,423
Fidelity Mid-Cap Stock Fund	7,458	159,086
Fidelity Nasdaq Composite Index Fund	53,918	1,500,538
Fidelity Real Estate Investment Portfolio	165,547	4,201,587
Fidelity Small Cap Growth Fund	589,853	7,078,237
Fidelity Small Cap Stock Fund	9,799	133,065
Fidelity Small Cap Value Fund	66,825	807,240
Fidelity Stock Selector Fund	496,441	11,299,003
Fidelity Value Discovery Fund	219,143	3,008,838
Fidelity Value Fund	25,178	1,478,461
Spartan Extended Market Index Fund Investor Class	462,753	14,599,846
Spartan Total Market Index Fund Investor Class	350,156	11,632,175
Spartan U.S. Equity Index Fund Investor Class	275,479	11,413,093
VIP Growth & Income Portfolio Investor Class	1,113,167	13,124,238
VIP Growth Portfolio Investor Class	40,556	1,319,691
VIP Mid Cap Portfolio Investor Class	317,406	7,671,706
TOTAL DOMESTIC EQUITY FUNDS		228,247,369

	Shares	Value
International Equity Funds - 9.7%
Fidelity Emerging Markets Fund	140,141	2,822,436
Fidelity International Discovery Fund	456,113	13,674,276
Fidelity International Real Estate Fund	775,254	6,791,229
Fidelity International Small Cap Opportunities Fund	154,275	1,408,531
Fidelity International Value Fund	204,099	1,612,383
Fidelity Overseas Fund	364,864	11,905,513
Spartan International Index Fund Investor Class	105	3,578
TOTAL INTERNATIONAL EQUITY FUNDS		38,217,946
TOTAL EQUITY FUNDS (Cost $352,588,416)		266,465,315
Fixed-Income Funds - 28.1%

Fixed-Income Funds - 28.1%
Fidelity Capital & Income Fund	2,025,890	14,829,517
Fidelity Floating Rate High Income Fund	851,148	7,532,660
Fidelity High Income Fund	100	760
Fidelity New Markets Income Fund	593,039	7,780,677
Fidelity Strategic Real Return Fund	377,177	3,537,924
Fidelity U.S. Bond Index Fund	7,021,973	74,081,817
VIP High Income Portfolio Investor Class	692,149	3,848,349
TOTAL FIXED-INCOME FUNDS (Cost $118,518,270)		111,611,704
Money Market Funds - 4.7%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $18,629,582)	18,629,582	18,629,582
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $489,736,268)		$ 396,706,601
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 396,706,601	$ 396,706,601	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $489,743,043. Net unrealized depreciation aggregated $93,036,442, of which $48,654 related to appreciated investment securities and $93,085,096 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2008

1.837323.102

VF85-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.4%
	Shares	Value
Domestic Equity Funds - 68.5%
Fidelity 130/30 Large Cap Fund	185,835	$ 1,629,771
Fidelity Contrafund	68,829	3,933,573
Fidelity Disciplined Equity Fund	127,074	2,930,330
Fidelity Equity-Income II Fund	795,358	13,807,422
Fidelity Fund	360,157	10,685,867
Fidelity Growth Company Fund	26,719	1,711,901
Fidelity Independence Fund	93,715	1,878,982
Fidelity Large Cap Stock Fund	535,981	7,428,698
Fidelity Large Cap Value Fund	736,968	8,386,694
Fidelity Leveraged Company Stock Fund	174,377	4,043,808
Fidelity Magellan Fund	9,886	623,342
Fidelity Mid Cap Value Fund	469,794	6,046,254
Fidelity Mid-Cap Stock Fund	2,763	58,941
Fidelity Nasdaq Composite Index Fund	20,467	569,610
Fidelity Real Estate Investment Portfolio	62,433	1,584,550
Fidelity Small Cap Growth Fund	280,810	3,369,719
Fidelity Small Cap Stock Fund	3,792	51,490
Fidelity Small Cap Value Fund	113,168	1,367,072
Fidelity Stock Selector Fund	205,241	4,671,279
Fidelity Value Discovery Fund	72,246	991,939
Spartan Extended Market Index Fund Investor Class	188,929	5,960,704
Spartan Total Market Index Fund Investor Class	134,075	4,453,959
Spartan U.S. Equity Index Fund Investor Class	171,023	7,085,482
VIP Growth & Income Portfolio Investor Class	417,984	4,928,026
VIP Growth Portfolio Investor Class	108,682	3,536,501
VIP Mid Cap Portfolio Investor Class	83,482	2,017,764
TOTAL DOMESTIC EQUITY FUNDS		103,753,678

	Shares	Value
International Equity Funds - 14.9%
Fidelity Emerging Markets Fund	51,835	$ 1,043,952
Fidelity Growth & Income Portfolio	30,229	564,376
Fidelity International Discovery Fund	382,800	11,476,346
Fidelity International Real Estate Fund	293,010	2,566,772
Fidelity International Small Cap Opportunities Fund	59,273	541,159
Fidelity International Value Fund	75,148	593,665
Fidelity Overseas Fund	171,732	5,603,609
TOTAL INTERNATIONAL EQUITY FUNDS		22,389,879
TOTAL EQUITY FUNDS (Cost $164,819,212)		126,143,557
Fixed-Income Funds - 16.6%

Fixed-Income Funds - 16.6%
Fidelity Capital & Income Fund	386,439	2,828,733
Fidelity New Markets Income Fund	225,546	2,959,170
Fidelity Strategic Real Return Fund	146,696	1,376,013
Fidelity U.S. Bond Index Fund	1,570,059	16,564,117
VIP High Income Portfolio Investor Class	259,791	1,444,440
TOTAL FIXED-INCOME FUNDS (Cost $26,682,466)		25,172,473
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $191,501,678)		$ 151,316,030
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 151,316,030	$ 151,316,030	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $191,504,334. Net unrealized depreciation aggregated $40,188,304, of which $30,967 related to appreciated investment securities and $40,219,271 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2005 Portfolio

September 30, 2008

1.822891.103

VIPIFF2005-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.4%
	Shares	Value
Domestic Equity Funds - 37.2%
VIP Contrafund Portfolio Investor Class	21,653	$ 437,830
VIP Equity-Income Portfolio Investor Class	28,566	515,900
VIP Growth & Income Portfolio Investor Class	43,467	512,481
VIP Growth Portfolio Investor Class	15,460	503,079
VIP Mid Cap Portfolio Investor Class	7,635	184,545
VIP Value Portfolio Investor Class	43,651	433,450
VIP Value Strategies Portfolio Investor Class	23,873	179,524
TOTAL DOMESTIC EQUITY FUNDS		2,766,809
International Equity Funds - 8.2%
VIP Overseas Portfolio Investor Class R	38,376	612,102
TOTAL EQUITY FUNDS (Cost $4,475,694)		3,378,911
Fixed-Income Funds - 39.9%
	Shares	Value
High Yield Fixed - Income Funds - 5.0%
VIP High Income Portfolio Investor Class	66,987	$ 372,446
Investment Grade Fixed - Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	217,570	2,602,140
TOTAL FIXED-INCOME FUNDS (Cost $3,106,518)		2,974,586
Short-Term Funds - 14.7%

VIP Money Market Portfolio Investor Class (Cost $1,095,823)	1,095,823	1,095,823
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,678,035)		$ 7,449,320
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,449,320	$ 7,449,320	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,678,046. Net unrealized depreciation aggregated $1,228,726, of which $1,170 related to appreciated investment securities and $1,229,896 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2010 Portfolio

September 30, 2008

1.822892.103

VIPIFF2010-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.0%
	Shares	Value
Domestic Equity Funds - 38.6%
VIP Contrafund Portfolio Investor Class	162,003	$ 3,275,710
VIP Equity-Income Portfolio Investor Class	213,836	3,861,885
VIP Growth & Income Portfolio Investor Class	324,964	3,831,330
VIP Growth Portfolio Investor Class	115,798	3,768,064
VIP Mid Cap Portfolio Investor Class	57,089	1,379,840
VIP Value Portfolio Investor Class	326,413	3,241,277
VIP Value Strategies Portfolio Investor Class	179,130	1,347,055
TOTAL DOMESTIC EQUITY FUNDS		20,705,161
International Equity Funds - 9.4%
VIP Overseas Portfolio Investor Class R	318,158	5,074,613
TOTAL EQUITY FUNDS (Cost $34,260,823)		25,779,774
Fixed-Income Funds - 41.2%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	482,905	$ 2,684,951
Investment Grade Fixed-Income Funds - 36.2%
VIP Investment Grade Bond Portfolio Investor Class	1,623,100	19,412,275
TOTAL FIXED-INCOME FUNDS (Cost $23,165,114)		22,097,226
Short-Term Funds - 10.8%

VIP Money Market Portfolio Investor Class (Cost $5,816,389)	5,816,389	5,816,389
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $63,242,326)		$ 53,693,389
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 53,693,389	$ 53,693,389	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $63,242,483. Net unrealized depreciation aggregated $9,549,094, of which $6,036 related to appreciated investment securities and $9,555,130 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2015 Portfolio

September 30, 2008

1.822893.103

VIPIFF2015-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 41.5%
VIP Contrafund Portfolio Investor Class	188,977	$ 3,821,107
VIP Equity-Income Portfolio Investor Class	248,072	4,480,187
VIP Growth & Income Portfolio Investor Class	379,400	4,473,128
VIP Growth Portfolio Investor Class	134,948	4,391,217
VIP Mid Cap Portfolio Investor Class	67,022	1,619,927
VIP Value Portfolio Investor Class	381,337	3,786,681
VIP Value Strategies Portfolio Investor Class	208,108	1,564,969
TOTAL DOMESTIC EQUITY FUNDS		24,137,216
International Equity Funds - 10.2%
VIP Overseas Portfolio Investor Class R	370,632	5,911,581
TOTAL EQUITY FUNDS (Cost $39,250,701)		30,048,797
Fixed-Income Funds - 40.4%
	Shares	Value
High Yield Fixed-Income Funds - 5.7%
VIP High Income Portfolio Investor Class	595,504	$ 3,311,001
Investment Grade Fixed-Income Funds - 34.7%
VIP Investment Grade Bond Portfolio Investor Class	1,685,250	20,155,590
TOTAL FIXED-INCOME FUNDS (Cost $24,567,036)		23,466,591
Short-Term Funds - 7.9%

VIP Money Market Portfolio Investor Class (Cost $4,595,885)	4,595,885	4,595,885
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $68,413,622)		$ 58,111,273
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 58,111,273	$ 58,111,273	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $68,413,673. Net unrealized depreciation aggregated $10,302,400, of which $8,969 related to appreciated investment securities and $10,311,369 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2020 Portfolio

September 30, 2008

1.822895.103

VIPIFF2020-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.2%
	Shares	Value
Domestic Equity Funds - 51.6%
VIP Contrafund Portfolio Investor Class	298,274	$ 6,031,105
VIP Equity-Income Portfolio Investor Class	390,600	7,054,231
VIP Growth & Income Portfolio Investor Class	599,113	7,063,542
VIP Growth Portfolio Investor Class	212,595	6,917,826
VIP Mid Cap Portfolio Investor Class	105,576	2,551,784
VIP Value Portfolio Investor Class	602,796	5,985,761
VIP Value Strategies Portfolio Investor Class	328,250	2,468,441
TOTAL DOMESTIC EQUITY FUNDS		38,072,690
International Equity Funds - 12.6%
VIP Overseas Portfolio Investor Class R	582,402	9,289,314
TOTAL EQUITY FUNDS (Cost $62,299,636)		47,362,004
Fixed-Income Funds - 34.8%
	Shares	Value
High Yield Fixed - Income Funds - 7.7%
VIP High Income Portfolio Investor Class	1,014,086	$ 5,638,316
Investment Grade Fixed - Income Funds - 27.1%
VIP Investment Grade Bond Portfolio Investor Class	1,671,415	19,990,122
TOTAL FIXED-INCOME FUNDS (Cost $27,108,793)		25,628,438
Short-Term Funds - 1.0%

VIP Money Market Portfolio Investor Class (Cost $744,552)	744,552	744,552
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $90,152,981)		$ 73,734,994
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 73,734,994	$ 73,734,994	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $90,153,908. Net unrealized depreciation aggregated $16,418,914, of which $11,191 related to appreciated investment securities and $16,430,105 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2025 Portfolio

September 30, 2008

1.822896.103

VIPIFF2025-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.3%
	Shares	Value
Domestic Equity Funds - 54.9%
VIP Contrafund Portfolio Investor Class	113,293	$ 2,290,778
VIP Equity-Income Portfolio Investor Class	148,634	2,684,326
VIP Growth & Income Portfolio Investor Class	227,453	2,681,675
VIP Growth Portfolio Investor Class	80,704	2,626,092
VIP Mid Cap Portfolio Investor Class	39,904	964,473
VIP Value Portfolio Investor Class	228,852	2,272,502
VIP Value Strategies Portfolio Investor Class	124,805	938,533
TOTAL DOMESTIC EQUITY FUNDS		14,458,379

	Shares	Value
International Equity Funds - 13.4%
VIP Overseas Portfolio Investor Class R	221,044	$ 3,525,651
TOTAL EQUITY FUNDS (Cost $23,870,636)		17,984,030
Fixed-Income Funds - 31.7%

High Yield Fixed - Income Funds - 7.8%
VIP High Income Portfolio Investor Class	370,550	2,060,256
Investment Grade Fixed - Income Funds - 23.9%
VIP Investment Grade Bond Portfolio Investor Class	525,028	6,279,339
TOTAL FIXED-INCOME FUNDS (Cost $8,862,130)		8,339,595
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $32,732,766)		$ 26,323,625
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,323,625	$ 26,323,625	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $32,732,860. Net unrealized depreciation aggregated $6,409,235, of which $3,703 related to appreciated investment securities and $6,412,938 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom 2030 Portfolio

September 30, 2008

1.822894.103

VIPIFF2030-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.3%
	Shares	Value
Domestic Equity Funds - 63.1%
VIP Contrafund Portfolio Investor Class	154,805	$ 3,130,151
VIP Equity-Income Portfolio Investor Class	198,829	3,590,850
VIP Growth & Income Portfolio Investor Class	311,712	3,675,079
VIP Growth Portfolio Investor Class	109,694	3,569,443
VIP Mid Cap Portfolio Investor Class	56,048	1,354,689
VIP Value Portfolio Investor Class	315,138	3,129,321
VIP Value Strategies Portfolio Investor Class	169,055	1,271,292
TOTAL DOMESTIC EQUITY FUNDS		19,720,825

	Shares	Value
International Equity Funds - 15.2%
VIP Overseas Portfolio Investor Class R	297,034	$ 4,737,687
TOTAL EQUITY FUNDS (Cost $32,681,173)		24,458,512
Fixed-Income Funds - 21.7%

High Yield Fixed - Income Funds - 8.5%
VIP High Income Portfolio Investor Class	478,485	2,660,379
Investment Grade Fixed - Income Funds - 13.2%
VIP Investment Grade Bond Portfolio Investor Class	344,876	4,124,721
TOTAL FIXED-INCOME FUNDS (Cost $7,286,074)		6,785,100
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $39,967,247)		$ 31,243,612
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 31,243,612	$ 31,243,612	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $39,967,802. Net unrealized depreciation aggregated $8,724,190, of which $5,481 related to appreciated investment securities and $8,729,671 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investor Freedom Income Portfolio

September 30, 2008

1.822890.103

VIPIFFINC-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 18.4%
	Shares	Value
Domestic Equity Funds - 18.4%
VIP Contrafund Portfolio Investor Class	29,356	$ 593,581
VIP Equity-Income Portfolio Investor Class	38,639	697,829
VIP Growth & Income Portfolio Investor Class	58,884	694,240
VIP Growth Portfolio Investor Class	20,980	682,693
VIP Mid Cap Portfolio Investor Class	10,301	248,966
VIP Value Portfolio Investor Class	59,373	589,574
VIP Value Strategies Portfolio Investor Class	32,462	244,113
TOTAL EQUITY FUNDS (Cost $4,875,915)		3,750,996
Fixed-Income Funds - 40.1%
	Shares	Value
High Yield Fixed - Income Funds - 4.9%
VIP High Income Portfolio Investor Class	178,466	$ 992,271
Investment Grade Fixed - Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Investor Class	598,872	7,162,507
TOTAL FIXED-INCOME FUNDS (Cost $8,532,516)		8,154,778
Short-Term Funds - 41.5%

VIP Money Market Portfolio Investor Class (Cost $8,445,233)	8,445,233	8,445,233
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,853,664)		$ 20,351,007
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,351,007	$ 20,351,007	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $21,853,667. Net unrealized depreciation aggregated $1,502,660, of which $1,111 related to appreciated investment securities and $1,503,771 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during a Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 5, 2008